Derivative instruments - Revenue from Foreign Exchange and Other Trading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign exchange	$ 776	$ 577	$ 663
Other trading revenue	13	77	69
Total foreign exchange and other trading revenue	$ 789	$ 654	$ 732